Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000114217 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114217 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114217 | Akbank TAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114217 | KazMunayGas National
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Krakatau Posco
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Raizen Fuels Finance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Cosan Overseas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Telecom Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114217 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000114217 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114217 | India
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000114217 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000114217 | China
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114217 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114217 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000114217 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114217 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114216 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114216 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114216 | Akbank TAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114216 | KazMunayGas National
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Krakatau Posco
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Raizen Fuels Finance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Cosan Overseas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Telecom Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114216 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000114216 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114216 | India
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000114216 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000114216 | China
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114216 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114216 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000114216 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114216 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166323 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166323 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166323 | Akbank TAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166323 | KazMunayGas National
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Krakatau Posco
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Raizen Fuels Finance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Cosan Overseas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Telecom Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166323 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000166323 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166323 | India
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166323 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166323 | China
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166323 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166323 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166323 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166323 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000260377 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260377 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260377 | Akbank TAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000260377 | KazMunayGas National
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | Standard Chartered
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260377 | Krakatau Posco
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Raizen Fuels Finance
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Cosan Overseas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Telecom Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260377 | Türkiye
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000260377 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000260377 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000260377 | India
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000260377 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000260377 | China
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000260377 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000260377 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000260377 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000260377 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.80%